        Weil, Gotshal & Manges LLP
767 Fifth Avenue
New York, NY 10153-0119
(212) 310-8000
FAX: (212) 310-8007

October 7, 2009

VIA EDGAR & FEDERAL EXPRESS

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re: STR Holdings (New) LLC/STR Holdings, Inc.

Ladies and Gentlemen:

        On behalf of STR Holdings (New) LLC, a Delaware limited liability company, to be converted into STR Holdings, Inc., a Delaware corporation, immediately prior to the consummation of the proposed offering (together, the "Company"), please accept for filing, pursuant to the Securities Act of 1933, as amended, the Company's Registration Statement on Form S-1 relating to the registration of up to $200,000,000 aggregate amount of shares of the Company's common stock, par value $0.01 per share.

        Please be advised that, pursuant to Rule 457(p), the Company intends to apply the filing fee previously paid by the Company's parent, STR Holdings LLC, in connection with its Registration Statement on Form S-1 for Registration No. 333-152683 ($11,790), to the amount due hereunder ($11,160).

        Please contact the undersigned at (212) 310-8971 with any questions or comments concerning the above or the registration statement generally.

Very truly yours,
/s/ Alexander D. Lynch
Alexander D. Lynch, Esq.